Debt (Details Narrative) - USD ($)										1 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended			120 Months Ended
	Oct. 23, 2024	Sep. 30, 2024	Mar. 28, 2024	Mar. 22, 2024	Mar. 21, 2024	Dec. 29, 2023	Sep. 23, 2022	Sep. 23, 2016	Mar. 29, 2016	Feb. 28, 2023	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 19, 2024	Aug. 28, 2024	Dec. 31, 2016	Nov. 20, 2016	Dec. 31, 2014	Dec. 19, 2014
Debt Instrument [Line Items]
Proceeds from related party debt											$ 155,000	$ 80,000		$ 105,000
Volume weighted average price rate														65.00%	65.00%
Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued															8,698
One Purchaser [Member]
Debt Instrument [Line Items]
Accrued interest											$ 10,352
Number of shares issued														30,832
One Purchaser [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued											1,427
Minimum [Member] | One Purchaser [Member]
Debt Instrument [Line Items]
Principal amount														$ 50,000
Interest rate														7.50%
Maximum [Member] | One Purchaser [Member]
Debt Instrument [Line Items]
Principal amount														$ 98,074
Interest rate														10.00%
Two Unsecured Promissory Notes [Member]
Debt Instrument [Line Items]
Bear interest rate								10.00%
Note issued								$ 30,000											$ 80,000	$ 50,000
Debt term								6 years
Balance outstanding															$ 30,000
Principal amount																$ 50,000
Accrued interest																27,972
Convertible note issued amount							$ 95,088
Original issued and outstanding															50,000
Accrued interest															134,414
Interest converted							$ 95,088
Promissory Notes Payable [Member]
Debt Instrument [Line Items]
Debt amount									$ 30,000										$ 70,000		$ 70,000	$ 40,000
Bear interest rate									10.00%								10.00%		10.00%		10.00%	10.00%
Note issued															$ 70,000
Debt term									6 years								6 years
Promissory Notes [Member]
Debt Instrument [Line Items]
Accrued interest														$ 2,997
Principal amount issued														100,000
Number of shares issued															8,698
Convertible Notes [Member]
Debt Instrument [Line Items]
Principal amount															$ 2,000,000
Accrued interest														131,417	$ 95,396
Convertible note issued amount														$ 102,997
Number of shares issued															67,239
Aggregate principal amount															$ 2,000,000
Debt maturity term															12-months
Interest rate														7.50%	7.50%
Five Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Debt amount															$ 250,000	$ 250,000
Debt term																1 year
Accrued interest															$ 19,880
Five Promissory Note Agreements [Member] | Minimum [Member]
Debt Instrument [Line Items]
Bear interest rate																7.00%
Five Promissory Note Agreements [Member] | Maximum [Member]
Debt Instrument [Line Items]
Bear interest rate																9.00%
Five Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount																$ 175,000
Four Promissory Note Agreements [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt term															7 months
Four Promissory Note Agreements [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt term															9 months
Three Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Promissory note amount															$ 175,000
Number of shares issued															1,010,402
Proceeds from related party debt															$ 100,000
Two Promissory Note [Member]
Debt Instrument [Line Items]
Debt amount					$ 75,000
Accrued interest					$ 2,710
One Promissory Note [Member]
Debt Instrument [Line Items]
Debt amount				$ 50,000
Accrued interest				5,322
One Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Debt amount			$ 25,000								$ 50,724
Debt term			1 year
Principal amount			$ 35,471
Accrued interest											$ 5,137			$ 2,717
Number of shares issued	9,223		3,250								738
Outstanding principal amount	$ 46,113
Extended date											Jul. 31, 2025
Increasing principal amount											$ 50,724
One Promissory Note Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Increase of intertest rate			9.00%
One Promissory Note Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Increase of intertest rate			10.00%
One Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount				100,000
Accrued interest				$ 10,500
Five Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Debt amount											806,780
Debt term		6 months
Accrued interest											$ 67,374			28,868
Number of shares issued											11,735
Outstanding principal amount		$ 733,436											$ 733,436	733,436
Extended date											Jul. 31, 2025
Percentage of convertible notes issued																		8.00%
Increasing principal amount											$ 806,780
Five Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount																		$ 564,182
Number of shares issued		146,687											146,687
Percentage of convertible notes issued																		8.00%
Five Promissory Note Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of convertible notes issued		8.00%											8.00%
Five Promissory Note Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of convertible notes issued		10.00%											10.00%
Short Term Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Debt amount											153,798			99,098	125,000
Principal amount		$ 107,551											$ 107,551	99,098
Accrued interest											$ 13,333			32,551
Accrued interest														358
Promissory note amount														$ 107,551
Extended date											Jul. 31, 2025
Increasing principal amount											$ 153,798
Discount amount															$ 25,000
Increasing principal amount						$ 175,000
Volume weighted average price rate						10.00%								10.00%
Repaid principal amount														$ 150,000
Remaining principal amount														75,000
Short Term Promissory Note Agreement [Member] | July, 12 2024 [Member]
Debt Instrument [Line Items]
Accrued interest														$ 32,551
Extended date														Jul. 12, 2024
Increasing principal amount														$ 225,000
Short Term Promissory Note Agreement [Member] | March 31, 2025 [Member]
Debt Instrument [Line Items]
Accrued interest														$ 5,993
Extended date														Mar. 31, 2025
Increasing principal amount														$ 139,817
Short Term Promissory Note Agreement [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued											2,238				8,500,000
Short Term Promissory Note Agreement [Member] | Common Stock [Member] | July, 12 2024 [Member]
Debt Instrument [Line Items]
Number of shares issued														22,500
Short Term Promissory Note Agreement [Member] | Common Stock [Member] | March 31, 2025 [Member]
Debt Instrument [Line Items]
Number of shares issued														27,963
Short Term Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount											$ 109,008			$ 99,098
Accrued interest											$ 5,560
Extended date											Jul. 31, 2025
Increasing principal amount											$ 109,008
Volume weighted average price rate														10.00%
Short Term Promissory Note Agreement [Member] | Related Party [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued											1,586
Convertible Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Debt amount														$ 138,074
Debt term										1 year				1 year
Principal amount														$ 25,000	$ 25,000
Accrued interest														2,574
Convertible note issued amount														25,000
Accrued interest														$ 2,574	$ 1,881
Percentage of convertible notes issued										9.00%				7.50%
Promissory note amount														$ 100,000
Convertible Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Convertible note issued amount										$ 25,000
Triggering Transaction if within 120-days [Member]
Debt Instrument [Line Items]
Conversion percentage														75.00%	75.00%
Triggering Transaction if within 121 to 150-days [Member]
Debt Instrument [Line Items]
Conversion percentage														70.00%	70.00%
Triggering Transaction if more than 150-days [Member]
Debt Instrument [Line Items]
Conversion percentage														65.00%	65.00%
Six Investors [Member]
Debt Instrument [Line Items]
Debt amount											$ 3,734,042			$ 3,394,584
Accrued interest											$ 405,613			$ 227,398
Number of shares issued														234,000
Extended date											Jul. 31, 2025
Increasing principal amount											$ 3,734,042
Six Investors [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued											54,316
Six Investors [Member] | Minimum [Member]
Debt Instrument [Line Items]
Principal amount														$ 1,950,000
Interest rate														7.50%
Six Investors [Member] | Maximum [Member]
Debt Instrument [Line Items]
Principal amount														$ 3,394,584
Interest rate														10.00%
Ten Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Debt amount		736,511											736,511	$ 736,511
Accrued interest											$ 117,989
Extended date											Jul. 31, 2025
Increasing principal amount											$ 1,152,052
Debt maturity term														10 and 12 months
Ten Convertible Promissory Note Agreements [Member] | 10 Months Maturity [Member]
Debt Instrument [Line Items]
Interest rate														7.50%
Ten Convertible Promissory Note Agreements [Member] | Eleven Months Maturity [Member]
Debt Instrument [Line Items]
Interest rate														8.00%
Ten Convertible Promissory Note Agreements [Member] | 12 Months Maturity [Member]
Debt Instrument [Line Items]
Interest rate														10.00%
Ten Convertible Promissory Note Agreements [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued											17,127
Ten Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Increasing principal amount											$ 694,992
Ten Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount		$ 447,787											$ 447,787	$ 447,787
Most Favored Nations [Member]
Debt Instrument [Line Items]
Debt amount														1,047,321
Accrued interest														$ 46,866
Number of shares issued	240,482													240,482
Increase of intertest rate														10.00%
Interest rate														7.50%
Most Favored Nations [Member] | 10 Months Maturity [Member]
Debt Instrument [Line Items]
Interest rate														7.50%
Most Favored Nations [Member] | 12 Months Maturity [Member]
Debt Instrument [Line Items]
Interest rate														10.00%
Most Favored Nations [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount														$ 631,811
Five Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Debt amount											105,000
Accrued interest											$ 4,100
Extended date											Jul. 31, 2025
Increasing principal amount											$ 115,500
Interest rate											10.00%
Five Convertible Promissory Note Agreements [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued											1,680
Five Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Increasing principal amount											$ 22,000
Five Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount											80,000
Seven Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Debt amount											245,000
Accrued interest											$ 3,951
Interest rate											10.00%
Maturity date											Jul. 31, 2025
Seven Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount											$ 50,000
Amended Convertible Notes [Member] | One Purchaser [Member]
Debt Instrument [Line Items]
Accrued interest														$ 5,233
Number of shares issued														30,832
Amended Convertible Notes [Member] | Minimum [Member] | One Purchaser [Member]
Debt Instrument [Line Items]
Principal amount														$ 50,000
Interest rate														7.50%
Amended Convertible Notes [Member] | Maximum [Member] | One Purchaser [Member]
Debt Instrument [Line Items]
Principal amount														$ 89,158
Interest rate														10.00%